                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

                         Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Strategist Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended January 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2008


                                                             LEHMAN
                                                           BROTHERS       LIPPER
                                                               U.S.     FLEXIBLE
                                                         GOVERNMENT    PORTFOLIO
                                                  S&P       /CREDIT        FUNDS
CLASS A    CLASS B    CLASS C    CLASS D    500(R)(1)      INDEX(2)     INDEX(3)
 -0.53%     -0.92%     -0.89%     -0.40%       -4.32%         7.15%        0.29%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Global economic growth slowed markedly throughout the six-month period under review. Hindered by a depressed housing market, job insecurity, rising costs of goods, and reduced credit availability, the U.S. consumer began to shift spending patterns and adopt a more disciplined approach to expenditures. At the same time, and for some of the same reasons, the corporate spending outlook also became less predictable, although corporations maintained investment plans for strong overseas markets. In this period, it was clear that the heady days of low credit costs, "no collateral" borrowing, double-digit year-over-year increases in home values and subdued inflation are behind us, and uncertainty surrounds the future direction of global economies and thus, equity and fixed income markets.

Outside of the U.S., the picture was also mixed, as developed regions such as Europe and Japan appeared mired in a similar slowing condition, while developing regions, such as China, India, Latin America, Russia, the Middle East and Eastern Europe continued to post impressive growth rates. As globalization and the improvement of trading logistics helped spark a great deal of this growth on the upside, it is logical to expect that some of the issues currently impacting developed markets may have a negative effect on the developing world as well. In other words, developing markets are not fully decoupled from developed markets. By the period's end, however, it seems that the U.S. and Europe would have to slow considerably to truly derail the impressive development of the overseas growth economies.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Strategist Fund outperformed the S&P 500(R), but underperformed the Lehman Brothers U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index for the six months ended January 31, 2008, assuming no deduction of applicable sales charges.

Within our investment framework, three factors influence our core portfolio positions: the rate of inflation, the direction and magnitude of corporate profits, and shifts in interest rates. On the inflation front, rising input cost pressures were partially offset by benign labor and wage costs; however, year-over-year inflation rates rose. Corporate profits, excluding asset writedowns taken by financial institutions, continued to grow, albeit at a slower organic rate and with the help of the weak U.S. dollar. In addition, the target federal funds rate, as set by the

Federal Open Market Committee, was reduced in an attempt to offset slowing consumer spending tied to falling housing values. Taken together, our indicators continued to support our generally defensive view of long-dated financial assets throughout the period under review.

Our equity portfolio, roughly 60 percent of the Fund's total assets, was diversified throughout the 10 broad sectors which make up the S&P 500. Our largest sector exposures included information technology, health care and consumer staples. During the period under review, we further reduced our exposures to the financial services and telecommunication services sectors, and increased our exposures to the consumer discretionary and basic materials sectors.

The fixed income portion of the Fund, roughly 20 percent of the Fund's total assets, maintained diversified holdings throughout the period under review. At the period's end, the fixed income portfolio held approximately 18 percent of its assets in long U.S. government securities, 18 percent in mortgage-backed securities and 23 percent in non-government corporate instruments. The balance of the portfolio was held in short-term, cash equivalents, most of which were short duration,* non-money market securities.

In summary, as of January 31, 2008, the Fund's strategic asset allocation target stood at 60 percent equity (versus a neutral benchmark weight of 55 percent**), 20 percent fixed income (versus a neutral benchmark weight of 35 percent), and 20 percent cash and short-term investments (versus a neutral benchmark weight of 10 percent).

--------------------------------------------------------------------------------

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

** Source: Morgan Stanley Investment Management. The "neutral weight" reflects the average allocation held by U.S. pension funds.

TOP 10 HOLDINGS
Fed. Natl. Mtge. Assoc.             3.7%
U.S. Treasury Securities            3.5
Microsoft Corp.                     1.7
Oracle Corp.                        1.6
Apple Inc.                          1.5
Kraft Foods Inc. (Class A)          1.4
Altria Group, Inc.                  1.4
International Business Machines
  Corp.                             1.4
Sybase, Inc.                        1.4
Schwab Charles Corp.                1.4




PORTFOLIO COMPOSITION
Common Stocks                      59.9%
Short-Term Paper                   21.2
U.S. Government Agencies &
  Obligations                       7.3
Corp Notes/Bonds                    4.9
Coll Mortgage Obl                   4.2
Asset-Backed                        2.5



Does not include open long/short futures contracts with an underlying face value of $94,894,887 with unrealized appreciation of $766,451 and open swap contracts with net unrealized appreciation of $4,677,478.

Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT ADVISER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q.

MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE

ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES(+)     CLASS D SHARES(++)
                              (since 07/28/97)     (since 10/31/88)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                  SRTAX                SRTBX                 SRTCX                 SRTDX
1 YEAR                                   2.46%(4)             1.70%(4)              1.73%(4)              2.72%(4)
                                        (2.92)(5)            (3.01)(5)              0.79 (5)                --

5 YEARS                                 12.63 (4)            11.77 (4)             11.79 (4)             12.89 (4)
                                        11.42 (5)            11.51 (5)             11.79 (5)                --

10 YEARS                                 6.83 (4)             6.20 (4)              6.02 (4)              7.08 (4)
                                         6.26 (5)             6.20 (5)              6.02 (5)                --

SINCE INCEPTION                          6.70 (4)             9.64 (4)              5.89 (4)              6.95 (4)
                                         6.15 (5)             9.64 (5)              5.89 (5)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

(+) The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(++)   Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/07 - 01/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       08/01/07 -
                                                      08/01/07         01/31/08         01/31/08
                                                   -------------    -------------    --------------
CLASS A
Actual (-0.53% return).........................      $1,000.00        $  994.70           $4.46
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,020.66           $4.52
CLASS B
Actual (-0.92% return).........................      $1,000.00        $  990.80           $8.21
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,016.89           $8.31
CLASS C
Actual (-0.89% return).........................      $1,000.00        $  991.10           $8.11
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,016.99           $8.21
CLASS D
Actual (-0.40% return).........................      $1,000.00        $  996.00           $3.21
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,021.92           $3.25



---------
 * Expenses are equal to the Fund's annualized expense ratios of 0.89%, 1.64%, 1.62% and 0.64% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 0.91%, 1.66%, 1.64% and 0.66% for Class A, Class B, Class C and Class D, respectively.

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)



NUMBER OF
  SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------
           Common Stocks (62.0%)
           Advertising/Marketing Services (0.6%)
 106,720   Omnicom Group, Inc. ..................................................   $  4,841,886
                                                                                    ------------

           Aerospace & Defense (2.6%)
 141,310   Northrop Grumman Corp. ...............................................     11,214,362
 162,400   Raytheon Co. .........................................................     10,578,736
                                                                                    ------------
                                                                                      21,793,098
                                                                                    ------------
           Aluminum (0.4%)
 108,460   Alcoa, Inc. ..........................................................      3,590,026
                                                                                    ------------

           Biotechnology (1.5%)
 114,665   Celgene Corp.*........................................................      6,433,853
 139,860   Gilead Sciences, Inc.*................................................      6,390,203
                                                                                    ------------
                                                                                      12,824,056
                                                                                    ------------
           Chemicals: Major Diversified (0.3%)
  63,480   Dow Chemical Co. (The)................................................      2,454,137
                                                                                    ------------

           Computer Communications (0.8%)
 287,610   Cisco Systems, Inc.*..................................................      7,046,445
                                                                                    ------------

           Computer Peripherals (0.8%)
 422,490   EMC Corp.*............................................................      6,704,916
                                                                                    ------------

           Computer Processing Hardware (2.2%)
  90,140   Apple Inc.*...........................................................     12,201,350
 323,760   Dell Inc.*............................................................      6,488,150
                                                                                    ------------
                                                                                      18,689,500
                                                                                    ------------
           Data Processing Services (0.3%)
  93,072   Metavante Technologies Inc.*..........................................      2,061,536
                                                                                    ------------

           Department Stores (0.5%)
  83,715   Kohl's Corp.*.........................................................      3,820,753
                                                                                    ------------

           Discount Stores (0.8%)
 102,600   Costco Wholesale Corp. ...............................................      6,970,644
                                                                                    ------------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------

           Electric Utilities (0.3%)
  65,000   American Electric Power Co., Inc. ....................................   $  2,783,950
                                                                                    ------------

           Electrical Products (0.7%)
 118,640   Emerson Electric Co. .................................................      6,031,658
                                                                                    ------------

           Electronics/Appliances (1.2%)
 202,240   Sony Corp. (ADR) (Japan)..............................................      9,604,378
                                                                                    ------------

           Financial Conglomerates (1.7%)
 121,070   American Express Co. .................................................      5,971,172
 103,230   Citigroup, Inc. ......................................................      2,913,151
 106,420   JPMorgan Chase & Co. .................................................      5,060,271
                                                                                    ------------
                                                                                      13,944,594
                                                                                    ------------
           Food: Major Diversified (2.7%)
 219,170   Kellogg Co. ..........................................................     10,498,243
 411,374   Kraft Foods Inc. (Class A)............................................     12,036,803
                                                                                    ------------
                                                                                      22,535,046
                                                                                    ------------
           Forest Products (1.2%)
 145,680   Weyerhaeuser Co. .....................................................      9,865,450
                                                                                    ------------

           Home Building (0.4%)
 102,000   Gafisa S.A. (ADR) (Brazil) (a)........................................      3,552,660
                                                                                    ------------

           Home Improvement Chains (0.6%)
 200,000   Lowe's Companies, Inc. ...............................................      5,288,000
                                                                                    ------------

           Household/Personal Care (1.3%)
 145,495   Colgate-Palmolive Co. ................................................     11,203,115
                                                                                    ------------

           Information Technology Services (1.4%)
 111,500   International Business Machines Corp. ................................     11,968,410
                                                                                    ------------

           Integrated Oil (2.5%)
 120,295   Exxon Mobil Corp. ....................................................     10,393,488
 119,620   Hess Corp. ...........................................................     10,865,085
                                                                                    ------------
                                                                                      21,258,573
                                                                                    ------------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------
           Internet Software/Services (1.3%)
  10,330   Google Inc. (Class A)*................................................   $  5,829,219
 280,000   Yahoo! Inc.*..........................................................      5,370,400
                                                                                    ------------
                                                                                      11,199,619
                                                                                    ------------
           Investment Banks/Brokers (3.6%)
  40,000   Bear Stearns Companies, Inc. (The)....................................      3,612,000
 527,970   Charles Schwab Corp. (The)............................................     11,773,731
  34,000   Goldman Sachs Group, Inc. (The).......................................      6,826,180
 100,000   NYSE Euronext.........................................................      7,865,000
                                                                                    ------------
                                                                                      30,076,911
                                                                                    ------------
           Major Banks (1.1%)
 102,950   Bank of America Corp. ................................................      4,565,833
 147,480   Wells Fargo & Co. ....................................................      5,015,795
                                                                                    ------------
                                                                                       9,581,628
                                                                                    ------------
           Marine Shipping (0.6%)
  97,454   Tidewater, Inc. ......................................................      5,161,164
                                                                                    ------------

           Media Conglomerates (0.5%)
 256,510   Time Warner, Inc. ....................................................      4,037,467
                                                                                    ------------

           Medical Specialties (5.7%)
 235,000   Applera Corp. - Celera Genomics Group*................................      3,600,200
 116,055   Bard (C.R.), Inc. ....................................................     11,207,431
 119,000   Covidien Ltd. ........................................................      5,310,970
 262,050   St. Jude Medical, Inc.*...............................................     10,615,645
 189,480   Thermo Fisher Scientific, Inc.*.......................................      9,756,325
  94,000   Zimmer Holdings, Inc.*................................................      7,357,380
                                                                                    ------------
                                                                                      47,847,951
                                                                                    ------------
           Motor Vehicles (0.9%)
 226,170   Honda Motor Co., Ltd. (ADR) (Japan)...................................      7,133,402
                                                                                    ------------

           Oilfield Services/Equipment (1.4%)
 201,970   Halliburton Co. ......................................................      6,699,345
  99,150   Smith International, Inc. ............................................      5,374,922
                                                                                    ------------
                                                                                      12,074,267
                                                                                    ------------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------
           Packaged Software (4.8%)
 436,610   Microsoft Corp. ......................................................   $ 14,233,486
 662,630   Oracle Corp.*.........................................................     13,617,046
 423,510   Sybase, Inc.*.........................................................     11,951,452
                                                                                    ------------
                                                                                      39,801,984
                                                                                    ------------
           Pharmaceuticals: Major (1.9%)
 156,370   Johnson & Johnson.....................................................      9,891,966
 241,650   Pfizer, Inc. .........................................................      5,652,194
                                                                                    ------------
                                                                                      15,544,160
                                                                                    ------------
           Precious Metals (1.2%)
 197,650   Barrick Gold Corp. (Canada)...........................................     10,176,999
                                                                                    ------------

           Property - Casualty Insurers (0.5%)
  87,440   Allstate Corp. (The)..................................................      4,308,169
                                                                                    ------------

           Pulp & Paper (2.2%)
 437,000   AbitibiBowater, Inc. (a)..............................................     10,824,490
  86,000   International Paper Co. ..............................................      2,773,500
 179,100   MeadWestvaco Corp. ...................................................      5,014,800
                                                                                    ------------
                                                                                      18,612,790
                                                                                    ------------
           Recreational Products (0.7%)
 263,540   Mattel, Inc. .........................................................      5,536,975
                                                                                    ------------

           Restaurants (1.0%)
 150,000   McDonald's Corp. .....................................................      8,032,500
                                                                                    ------------

           Semiconductors (1.7%)
 401,230   Intel Corp. ..........................................................      8,506,076
 593,265   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)...........      5,505,499
                                                                                    ------------
                                                                                      14,011,575
                                                                                    ------------
           Specialty Telecommunications (1.8%)
 532,140   Citizens Communications Co. ..........................................      6,103,646
 752,715   Windstream Corp. .....................................................      8,739,021
                                                                                    ------------
                                                                                      14,842,667
                                                                                    ------------
           Steel (1.0%)
  85,010   United States Steel Corp. ............................................      8,680,371
                                                                                    ------------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------

           Telecommunication Equipment (1.0%)
 233,855   Nokia Corp. (ADR) (Finland)...........................................   $  8,640,942
                                                                                    ------------

           Tobacco (2.7%)
 158,410   Altria Group, Inc. ...................................................     12,010,646
 202,335   UST, Inc. ............................................................     10,513,327
                                                                                    ------------
                                                                                      22,523,973
                                                                                    ------------
           Trucks/Construction/Farm Machinery (1.1%)
 124,490   Caterpillar Inc. .....................................................      8,856,219
                                                                                    ------------

           Wireless Telecommunications (0.5%)
 238,240   Metropcs Communications Inc.*.........................................      4,304,997
                                                                                    ------------
           Total Common Stocks (Cost $364,643,436)...............................    519,819,561
                                                                                    ------------




PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE
---------                                          -------   -------------------
           Corporate Bonds (5.1%)
           Aerospace & Defense (0.1%)
 $   613   Systems 2001 Asset Trust - 144A**
             (Cayman Islands)...................   6.664  %        09/15/13            621,797
                                                                                   -----------

           Airlines (0.1%)
     774   America West Airlines, Inc. (Series
             01-1)..............................   7.10            04/02/21            765,909
                                                                                   -----------

           Beverages: Alcoholic (0.1%)
     475   FBG Finance Ltd. - 144A**
             (Australia)........................   5.125           06/15/15            473,933
     470   Miller Brewing Co. - 144A**..........   4.25            08/15/08            471,894
                                                                                   -----------
                                                                                       945,827
                                                                                   -----------
           Cable/Satellite TV (0.1%)
     135   Comcast Cable Communications, Inc. ..   6.75            01/30/11            142,311
     145   Comcast Cable Communications, Inc. ..   7.125           06/15/13            157,112
     125   Comcast Corp. .......................   6.50            01/15/15            131,094
      60   Comcast LCI Holdings.................   7.625           02/15/08             60,047
                                                                                   -----------
                                                                                       490,564
                                                                                   -----------
           Chemicals: Major Diversified (0.0%)
     310   ICI Wilmington Inc. .................   4.375           12/01/08            311,829
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------

           Department Stores (0.1%)
 $   980   May Department Stores Co. ...........   5.95   %        11/01/08        $   989,822
                                                                                   -----------

           Drugstore Chains (0.1%)
      75   CVS Caremark Corp. ..................   5.75            06/01/17             77,646
     130   CVS Caremark Corp. ..................   5.75            08/15/11            136,180
     459   CVS Lease Pass Through - 144A**......   6.036           12/10/28            440,005
                                                                                   -----------
                                                                                       653,831
                                                                                   -----------
           Electric Utilities (0.5%)
      55   Appalachian Power Co. ...............   5.65            08/15/12             57,262
     485   Arizona Public Service Co. ..........   5.80            06/30/14            495,066
     450   Carolina Power & Light Co. ..........   5.125           09/15/13            468,724
     145   CenterPoint Energy Resources,
             Corp. .............................   6.25            02/01/37            138,894
      85   CenterPoint Energy Resources, Corp.
             (Series B).........................   7.875           04/01/13             96,051
      45   Columbus Southern Power Co. (Series
             E).................................   4.40            12/01/10             45,905
     190   Consolidated Natural Gas Co. (Series
             C).................................   6.25            11/01/11            201,766
     345   Consumers Energy Co. (Series H)......   4.80            02/17/09            347,268
     275   Detroit Edison Co. (The).............   6.125           10/01/10            291,046
     140   Entergy Gulf States, Inc. ...........   3.60            06/01/08            139,341
     340   Entergy Gulf States, Inc. ...........   5.524++         12/01/09            332,506
     220   Ohio Edison Co. .....................   6.40            07/15/16            232,296
     415   Ohio Power Company (Series K)........   6.00            06/01/16            429,762
     270   Public Service Electric & Gas Co.
             (Series B).........................   5.00            01/01/13            277,283
     240   Texas Eastern Transmission...........   7.00            07/15/32            266,427
                                                                                   -----------
                                                                                     3,819,597
                                                                                   -----------
           Electrical Products (0.0%)
     415   Cooper Industries, Inc. .............   5.25            11/15/12            431,200
                                                                                   -----------

           Electronics/Appliances (0.0%)
     310   LG Electronics Inc. - 144A** (South
             Korea).............................   5.00            06/17/10            308,603
                                                                                   -----------

           Finance/Rental/Leasing (0.2%)
     440   Capmark Financial Group
             Inc. - 144A**......................   5.875           05/10/12            322,181
     180   Capmark Financial Group
             Inc. - 144A**......................   6.30            05/10/17            126,302
     310   CIT Group Inc. (Series MTN)..........   4.75            08/15/08            309,015
     375   Countrywide Home Loans, Inc. (Series
             L) (a).............................   3.25            05/21/08            362,488
     630   Nationwide Building Society - 144A**
             (United Kingdom)...................   4.25            02/01/10            639,185
                                                                                   -----------
                                                                                     1,759,171
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
           Financial Conglomerates (0.2%)
 $   155   Brookfield Asset Management Inc.
             (Canada)...........................   5.80   %        04/25/17        $   153,774
     725   Chase Manhattan Corp. ...............   6.00            02/15/09            739,140
     315   Citigroup Inc. ......................   5.875           05/29/37            297,767
     180   General Electric Capital Corp.
             (Series A).........................   4.25            12/01/10            183,323
      55   General Electric Capital Corp.
             (Series A).........................   4.75            09/15/14             55,704
     150   Prudential Financial Inc. ...........   6.625           12/01/37            152,738
                                                                                   -----------
                                                                                     1,582,446
                                                                                   -----------
           Food Retail (0.0%)
     365   Fred Meyer, Inc. ....................   7.45            03/01/08            365,904
                                                                                   -----------

           Food: Major Diversified (0.1%)
     210   ConAgra Foods, Inc. .................   7.00            10/01/28            223,679
     215   ConAgra Foods, Inc. .................   8.25            09/15/30            258,506
                                                                                   -----------
                                                                                       482,185
                                                                                   -----------
           Gas Distributors (0.0%)
     325   NiSource Finance Corp. ..............   5.585++         11/23/09            317,201
                                                                                   -----------

           Home Improvement Chains (0.1%)
     710   Home Depot Inc. .....................   5.116++         12/16/09            695,083
                                                                                   -----------

           Industrial Conglomerates (0.3%)
   1,470   General Electric Co. ................   5.25            12/06/17          1,485,772
     330   Textron Financial Corp. .............   4.125           03/03/08            330,243
     395   Textron Financial Corp. (Series
             MTN)...............................   5.125           02/03/11            406,152
                                                                                   -----------
                                                                                     2,222,167
                                                                                   -----------
           Insurance Brokers/Services (0.2%)
     585   Catlin Insurance Co., Ltd. - 144A**
             (Bahamas)..........................   7.249              #                525,816
     900   Farmers Exchange Capital - 144A**....   7.05            07/15/28            852,527
                                                                                   -----------
                                                                                     1,378,343
                                                                                   -----------
           Investment Banks/Brokers (0.2%)
     280   Bear Stearns Co. Inc. ...............   6.40            10/02/17            266,271
     370   Bear Stearns Co. Inc. ...............   7.25            02/01/18            370,636
     605   Goldman Sachs Group Inc. ............   6.75            10/01/37            595,410
     695   Lehman Brothers Holdings, Inc. ......   6.875           07/17/37            678,305
                                                                                   -----------
                                                                                     1,910,622
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
           Major Banks (0.5%)
 $   360   Bank of America Corp. ...............   5.75   %        12/01/17        $   371,090
     250   Bank of New York Co., Inc. (The)
             (Series T).........................   3.80            02/01/08            250,000
     280   HSBC Finance Corp. ..................   6.75            05/15/11            294,933
     325   Huntington National Bank (Series T)..   4.375           01/15/10            328,730
     100   MBNA Capital I (Series A)............   8.278           12/01/26            104,086
     630   MBNA Corp. (Series F)................   5.308++         05/05/08            630,827
     295   Popular North America, Inc. (Series
             F).................................   5.65            04/15/09            293,233
     880   Unicredit Luxembourg Finance
             S.A. - 144A** (Luxembourg).........   3.768++         10/24/08            878,657
     975   Wachovia Capital Trust III...........   5.80++             ##               770,766
     620   Wells Fargo Co. .....................   5.625           12/11/17            638,361
                                                                                   -----------
                                                                                     4,560,683
                                                                                   -----------
           Major Telecommunications (0.4%)
     175   AT&T Corp. ..........................   8.00            11/15/31            211,218
     565   AT&T Inc. ...........................   6.30            01/15/38            562,935
     525   France Telecom S.A. (France).........   8.50            03/01/31            670,799
     305   SBC Communications, Inc. ............   6.15            09/15/34            298,069
     380   Sprint Capital Corp. ................   8.75            03/15/32            373,689
     270   Telecom Italia Capital SA
             (Luxembourg).......................   4.00            11/15/08            268,574
     310   Telecom Italia Capital SA
             (Luxembourg).......................   4.00            01/15/10            306,616
      80   Telecom Italia Capital SA
             (Luxembourg).......................   4.875           10/01/10             81,054
     540   Telefonica Europe BV (Netherlands)...   8.25            09/15/30            663,933
                                                                                   -----------
                                                                                     3,436,887
                                                                                   -----------
           Managed Health Care (0.1%)
     350   United Healthcare Group Inc. ........   5.204++         03/02/09            347,610
     250   UnitedHealth Group Inc. .............   4.125           08/15/09            251,123
                                                                                   -----------
                                                                                       598,733
                                                                                   -----------
           Media Conglomerates (0.2%)
     895   Time Warner, Inc. ...................   5.109++         11/13/09            869,076
     470   Viacom, Inc. ........................   6.875           04/30/36            460,646
                                                                                   -----------
                                                                                     1,329,722
                                                                                   -----------
           Motor Vehicles (0.0%)
     250   DaimlerChrysler North American
             Holdings Co. ......................   8.50            01/18/31            313,583
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------

           Multi-Line Insurance (0.4%)
 $ 1,165   AIG SunAmerica Global Financing
             VI - 144A**........................   6.30   %        05/10/11        $ 1,234,427
     575   American General Finance Corp.
             (Series H).........................   4.625           09/01/10            581,049
     910   Equitable Co. .......................   6.50            04/01/08            914,960
     405   Two-Rock Pass Through - 144A**
             (Bahamas)..........................   5.827++            #                162,000
                                                                                   -----------
                                                                                     2,892,436
                                                                                   -----------
           Oil & Gas Pipelines (0.1%)
     485   Plains All American Pipeline LP/PAA
             Finance Corp. .....................   6.70            05/15/36            485,853
                                                                                   -----------

           Oil Refining/Marketing (0.0%)
     365   Valero Energy Corp. .................   3.50            04/01/09            365,157
                                                                                   -----------

           Other Metals/Minerals (0.1%)
     565   Brascan Corp. (Canada)...............   7.125           06/15/12            575,335
                                                                                   -----------

           Property-Casualty Insurers (0.2%)
     760   Mantis Reef Ltd. - 144A** (Cayman
             Islands)...........................   4.692           11/14/08            764,093
     215   Platinum Underwriters Finance Inc.
             (Series B).........................   7.50            06/01/17            230,371
     630   Xlliac Global Funding - 144A**.......   4.80            08/10/10            627,922
                                                                                   -----------
                                                                                     1,622,386
                                                                                   -----------
           Railroads (0.0%)
     255   Burlington Santa Fe Corp. ...........   6.125           03/15/09            260,484
     110   Union Pacific Corp. .................   6.625           02/01/08            110,000
                                                                                   -----------
                                                                                       370,484
                                                                                   -----------
           Real Estate Development (0.1%)
   1,010   World Financial Properties - 144A**..   6.91            09/01/13          1,037,917
                                                                                   -----------

           Real Estate Investment Trusts (0.1%)
     720   iStar Financial Inc. ................   5.496++         03/09/10            641,342
                                                                                   -----------

           Regional Banks (0.1%)
     800   Marshall & Ilsley Bank (Series T)....   3.80            02/08/08            799,999
                                                                                   -----------

           Restaurants (0.1%)
     385   Tricon Global Restaurants, Inc. .....   8.875           04/15/11            428,946
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------

           Savings Banks (0.3%)
 $   200   Household Finance Corp. .............   4.125  %        12/15/08        $   200,647
     230   Household Finance Corp. .............   5.875           02/01/09            234,540
     355   Household Finance Corp. .............   6.375           10/15/11            372,124
     295   Household Finance Corp. .............   6.40            06/17/08            297,756
     895   Sovereign Bancorp, Inc. .............   5.114++         03/23/10            856,558
     100   Sovereign Bank (Series CD)...........   4.00            02/01/08            100,000
     470   Washington Mutual Bank...............   5.50            01/15/13            436,397
     260   Washington Mutual Inc. ..............   8.25            04/01/10            247,367
     300   Washington Mutual Preferred Funding
             II.................................   6.665++            ##               208,817
                                                                                   -----------
                                                                                     2,954,206
                                                                                   -----------
           Total Corporate Bonds (Cost $43,119,954).............................    42,465,770
                                                                                   -----------

           U.S. Government Obligations (3.4%)
           U.S. Treasury Bond
     250   .....................................   4.50            02/15/36            255,645
     250   .....................................   5.50            08/15/28            288,223
  10,475   .....................................   6.125           08/15/29         13,045,471

           U.S. Treasury Note
   2,000   (a)..................................   3.50            08/15/09          2,040,938
   4,250   .....................................   5.375           02/15/31          4,871,898
   2,000   .....................................   6.00            08/15/09          2,116,408
   2,500   (a)..................................   5.75            08/15/10          2,717,970
     750   .....................................   4.625           02/29/12            807,582
   2,420   +....................................   4.25            08/15/13          2,583,117
                                                                                   -----------
           Total U.S. Government Obligations (Cost $28,030,090).................    28,727,252
                                                                                   -----------


                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
           U.S. Government Agencies - Mortgage-
           Backed Securities (4.1%)
 $   601   Federal Home Loan Mortgage Corp......   7.50   %  11/01/29 - 03/01/32   $   650,716
           Federal Home Loan Mortgage Corp. ARM
     860   .....................................   5.613           04/01/37            883,906
   1,233   .....................................   5.718           01/01/37          1,258,207

           Federal Home Loan Mortgage Corp. PC
             Gold
     494   .....................................   6.50      07/01/29 - 05/01/32       515,870
     310   .....................................   7.50      01/01/30 - 08/01/32       335,123
       2   .....................................   8.00            07/01/30              2,664

           Federal National Mortgage Assoc
     185   .....................................   6.50            12/01/29            194,386
   2,457   .....................................   6.766           01/01/36          2,504,626
   1,139   .....................................   6.782           03/01/36          1,161,405
   1,056   .....................................   6.861           03/01/36          1,076,277
   3,398   .....................................   7.00      12/01/17 - 11/01/34     3,630,627
   1,165   .....................................   7.24            05/01/36          1,202,507
   1,261   .....................................   7.259           05/01/36          1,292,811
   1,117   .....................................   7.251           05/01/36          1,142,927
   2,158   .....................................   7.50      07/01/29 - 09/01/35     2,334,311
   1,794   .....................................   8.00      02/01/25 - 02/01/32     1,951,384

           Federal National Mortgage Assoc. ARM
     853   .....................................   5.97            04/01/37            883,065
     223   .....................................   6.801           07/01/33            226,914
   2,395   .....................................   6.774           01/01/36          2,441,486
   1,661   .....................................   6.824           12/01/35          1,720,240
   3,101   .....................................   6.829           11/01/35          3,210,593
   2,398   .....................................   7.247           04/01/36          2,454,205
   1,225   .....................................   7.283           07/01/36          1,261,278
   1,441   .....................................   7.293           04/01/36          1,475,495
     769   .....................................   7.298           07/01/36            787,803
                                                                                   -----------
           Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
           $34,383,918).........................................................    34,598,826
                                                                                   -----------

           Asset-Backed Securities (2.6%)
           Finance/Rental/Leasing
   1,082   Alliance Bancorp Trust 2007-0A1 A1...   3.616++         07/25/37          1,019,092
     244   Banc of America Securities Auto Trust
             2005-WF1 A3........................   3.99            08/18/09            244,743
     219   Capital Auto Receivables Asset Trust
             2005-1 A4..........................   4.05            07/15/09            219,646
   1,450   Capital Auto Receivables Asset Trust
             2006-2 A3A.........................   4.98            05/15/11          1,470,596

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
 $ 1,100   Capital Auto Receivables Asset Trust
             2006-SN1A A3.......................   5.31   %        10/20/09        $ 1,106,279
   1,350   Capital Auto Receivables Assets Trust
             2007-SN1 Class A3B.................   5.088++         07/15/10          1,338,730
     736   Capital One Auto Finance Trust 2006-C
             A3A................................   5.07            07/15/11            726,634
   1,032   Caterpillar Financial Asset Trust
             2006-A A3..........................   5.57            05/25/10          1,044,739
   1,000   CIT Equipment Collateral 2006-VT2
             A3.................................   5.07            02/20/10          1,010,068
   1,275   Citibank Credit Card Issuance Trust
             2007-A1 A1.........................   4.874++         03/22/12          1,264,587
     850   Citibank Credit Card Issuance Trust
             2007-A8 A1 A8......................   5.65            09/20/19            864,344
      12   CNH Equipment Trust 2005-A A3........   4.02            04/15/09             12,447
     172   DaimlerChrysler Auto Trust 2005-B
             A3.................................   4.04            09/08/09            172,280
     449   Ford Credit Auto Owner Trust 2006-A
             A3.................................   5.05            03/15/10            452,734
     383   GE Equipment Small Ticket LLC 2005-2A
             A3 - 144A**........................   4.88            10/22/09            385,136
   1,125   GS Auto Loan Trust 2006-1 A3.........   5.37            12/15/10          1,138,939
     950   Harley Davidson Motorcycle Trust
             2005-3 A2..........................   4.41            06/15/12            959,282
   1,191   Harley-Davidson Motorcycle Trust
             2005-1 A2..........................   3.76            12/17/12          1,195,235
     703   Harley-Davidson Motorcycle Trust
             2005-2 A2..........................   4.07            02/15/12            707,209
     700   Hertz Vehicle Financing LLC 2005-2A
             A2 - 144A**........................   4.93            02/25/10            689,055
      18   Honda Auto Receivables Owner Trust
             2005-2 A3..........................   3.93            01/15/09             18,456
     263   Hyundai Auto Receivables Trust 2005-A
             A3.................................   3.98            11/16/09            263,595
     225   Lehman XS Trust 2006-16N M2..........   5.265++         11/25/46            155,347
   1,475   MBNA Credit Card Master Note Trust
             2003-A3 A3.........................   5.148++         08/16/10          1,475,818
   1,550   MBNA Master Credit Card Trust 1999-B
             A..................................   5.90            08/15/11          1,595,814
     242   Merrill Auto Trust Securitization
             2005-1 A3..........................   4.10            08/25/09            242,203
     366   National City Auto Receivables Trust
             2004-A A4..........................   2.88            05/15/11            365,387
     275   TXU Electric Delivery Transition Bond
             Co. LLC 2004-1 A2..................   4.81            11/17/14            280,075
     584   USAA Auto Owner Trust 2004-2 A4......   3.58            02/15/11            583,945
      81   USAA Auto Owner Trust 2005-1 A3......   3.90            07/15/09             80,680
     271   Volkswagen Auto Loan Enhanced Trust
             2005-1 A3..........................   4.80            07/20/09            271,995
     144   Wachovia Auto Owner Trust 2005-A A3..   4.06            09/21/09            144,069
     497   Wachovia Auto Owner Trust 2005-B A3..   4.79            04/20/10            498,563
                                                                                   -----------
           Total Asset-Backed Securities (Cost $21,962,900).....................    21,997,722
                                                                                   -----------

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
           Collateralized Mortgage Obligations
           (4.4%)
           U.S. Government Agencies (0.5%)
 $ 2,427   Federal National Mortgage Assoc.
             2005-68 XI (IO)....................   6.00   %        08/25/35        $   537,901
  11,167   Federal National Mortgage Assoc.
             2006-28 1P (IO)....................   3.003++         03/25/36            300,111
   1,454   Federal National Mortgage Assoc.
             2006-118 A2........................   3.436++         12/25/36          1,423,180
     969   Federal National Mortgage Assoc.
             2006-28 1A1........................   3.486++         03/25/36            961,046
     652   Federal Home Loan Mortgage Corp.
             Whole Loan 2005-S001 2A2...........   3.526++         09/25/45            644,819
                                                                                   -----------
           Total U.S. Government Agencies ......................................     3,867,057
                                                                                   -----------
           Private Issues (3.9%)
     742   Adjustable Rate Mortgage
             Trust - 2005-6A 2A1................   3.686++         11/25/35            704,586
     571   American Home Mortgage Assets 2007-5
             A3.................................   3.676++         06/25/47            435,484
   1,288   American Home Mortgage Investment
             Trust - 2007-1 GA1C................   4.979++         05/25/47          1,199,743
   1,476   American Home Mortgage Assets 2007-5
             A2.................................   3.616++         06/25/47          1,252,055
     555   American Home Mortgage Investment
             Trust 2006-1 1A2...................   3.566++         03/25/46            502,471
     450   American Home Mortgage Investment
             2006-1 1M1.........................   3.756++         03/25/46            317,387
     932   Bear Stearns Mortgage Funding Trust
             2006-AR5 1A1.......................   3.536++         12/25/36            884,720
   1,146   Bear Stearns Mortgage Funding Trust
             2007-AR1 1A2.......................   3.586++         01/25/37          1,039,908
     515   Countrywide Alternative Loan Trust
             2006-0A18 A3.......................   3.646++         12/25/46            396,183
   1,390   Countrywide Alternative Loan Trust
             2007-0A8 2A2.......................   3.606++         06/25/47          1,252,570
     854   Countrywide Alternative Loan Trust
             2005-56 2A3........................   6.288++         11/25/35            835,391
     565   Countrywide Alternative Loan Trust
             2006-0A17 1A3......................   4.234++         12/20/46            433,348
     415   Countrywide Alternative Loan Trust
             2006-0A21 A3.......................   4.214++         03/20/47            324,199
   7,789   Countrywide Alternative Loan Trust
             2006-OA17 1XP......................   1.276           12/20/46            416,905
   1,020   Countrywide Alternative Loan Trust
             2006-0A2 A3........................   4.204++         05/20/46            903,699
   7,513   Countrywide Alternative Loan Trust
             2006-0A21 X (IO)...................   1.53            03/20/47            427,943
   9,542   Countrywide Alternative Loan Trust
             2007-0A3 X (IO)....................   2.00            04/25/47            407,027
     927   Countrywide Alternative Loan Trust
             2006-OA1 2A2.......................   5.259++         03/20/46            848,343
     932   DSLA Mortgage Loan Trust 2007-AR1
             2A1A...............................   4.074++         04/19/38            870,518
   1,271   Greenpoint Mortgage Funding Trust
             2006-0H1 A1........................   5.50++          01/25/37          1,187,214
   1,294   Greenpoint Mortgage Funding Trust
             2006-0H1 A2........................   5.095++         01/25/37          1,176,025
   1,288   Harborview Mortgage Loan
             Trust - 2006-AR1 2A1A..............   4.114++         11/19/36          1,213,030
   1,297   Harborview Mortgage Loan Trust 2006-
             14 2A1A............................   5.115++         03/19/38          1,209,254
     221   Harborview Mortgage Loan Trust 2005-
             16 B2..............................   5.721++         01/19/36            159,154
     350   Harborview Mortgage Loan 2006-SB1
             M1.................................   4.339++         12/19/36            210,000
     964   Luminent Mortgage Trust 2006-4 A1B...   3.606++         05/25/46            884,905
     500   Mastr Adjustable Rate Mortgages Trust
             2007-3 1M1.........................   4.226++         05/25/47            204,570
     524   Residential Accredit Loans, Inc.
             2007-Q04 A1........................   3.576++         05/25/47            490,430
     810   Residential Accredit Loans, Inc.
             2007-Q04 A2........................   3.636++         05/25/47            737,691
     500   Residential Accredit Loans, Inc.
             2007-Q04 A3........................   3.676++         05/25/47            389,899
   1,835   Residential Accredit Loans, Inc.
             2006-Q010 A1.......................   5.025++         01/25/37          1,713,439

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                           COUPON         MATURITY
THOUSANDS                                            RATE            DATE             VALUE
----------------------------------------------------------------------------------------------
 $ 1,039   Residential Accredit Loans, Inc.
             2007-Q03 A3........................   3.636++%        03/25/47        $   792,946
   1,555   Residential Accredit Loans, Inc.
             2007-QH1 A2........................   3.566++         02/25/37          1,407,078
   1,503   Structured Asset Mortgage Investments
             Inc. 2007-AR1 2A2..................   3.586++         01/25/37          1,364,250
   1,000   Structured Asset Mortgage Investments
             Inc. 2006-AR6 2A2..................   3.606++         07/25/36            887,159
     350   Structured Asset Mortgage Investments
             Inc. 2006-AR7 B1...................   3.746++         08/25/36            249,860
  19,776   Wamu Mortgage Pass-Through
             Certificates 2005-AR6 X (IO).......   1.166           04/25/45            395,513
   1,249   Wamu Mortgage Pass-Through
             Certificates 2007-0A1 A1B..........   3.576++         02/25/47          1,132,058
   1,441   Wamu Mortgage Pass-Through
             Certificates 2007-OA6 CA1B.........   3.606++         07/25/47          1,307,949
     661   Wamu Mortgage Pass-Through
             Certificates 2005-AR13 A1A2........   6.313++         10/25/45            638,960
     175   Wamu Mortgage Pass-Through
             Certificates 2006-AR5 A1B2.........   3.726++         06/25/46            133,119
   1,088   Washington Mutual Mortgage Pass-
             Through Certificates 2007-0A1
             CA1B...............................   3.576++         12/25/46            990,228
  40,644   Wamu Mortgage Pass-Through
             Certificates 2007-OA2 1XPP (IO)....    .255           03/25/47            590,596
                                                                                   -----------
           Total Private Issues ................................................    32,917,807
                                                                                   -----------
           Total Collateralized Mortgage Obligations (Cost $40,166,365).........    36,784,864
                                                                                   -----------





NUMBER OF
CONTRACTS
---------
           Put Options Purchased (0.0%)

           90 day Euro $
   121     March/2008 @ $94.50...................................................      0
   115     March/2008 @ $94.75...................................................      0
                                                                                      --
           Total Put Options Purchased (Cost $44,337)............................      0
                                                                                      --





                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON   MATURITY
THOUSANDS                                                             RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------
           Short-Term Investments (22.0%)
           U.S. Government Obligation (b) (0.0%)
 $   350   U.S. Treasury Bill*** (Cost $347,887)..................    3.15%   04/10/08   $   347,887
                                                                                         -----------
           Security Purchased From Securities Lending Collateral
           (c) (2.4%)
           Repurchase Agreement
  19,618   Bear Stearns & Co. Inc. (dated 01/31/08; proceeds
             $19,618,948) (Cost $19,617,981)......................    1.80    02/01/08    19,617,981
                                                                                         -----------





  NUMBER OF
SHARES (000)
------------
              Investment Company (d) (19.6%)
   164,139    Morgan Stanley Institutional Liquidity Money Market
                Portfolio - Institutional Class (Cost $164,139,395)..........             164,139,395
                                                                                         ------------
              Total Short-Term Investments (Cost $184,105,263)...............             184,105,263
                                                                                         ------------

              Total Investments (Cost $716,456,263) (e)(f)....................   103.6%   868,499,258

              Liabilities in Excess of Other Assets ..........................    (3.6)   (30,631,569)
                                                                                ------   ------------

              Net Assets .....................................................   100.0%  $837,867,689
                                                                                 =====   ============




----------

ADR  American Depositary Receipt.
ARM  Adjustable Rate Mortgage.
 IO  Interest Only Security.
MTN  Medium Term Note.
 PC  Participation Certificate.
 *   Non-income producing security.
 **  Resale is restricted to qualified institutional investors.
***  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $115,555.
 +   Security was purchased on a forward commitment basis.
 ++  Variable rate security. Rate shown is the rate in effect at January 31, 2008.
 #   Foreign issued security with perpetual maturity.
 ##  Security issued with perpetual maturity.
(a)  All or portion of this security was on loan on January 31, 2008.
(b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)  Collateralized by federal agency and U.S. Treasury obligations.
(d)  See Note 4 of the financial statement for investments in Morgan Stanley Institutional
     Liquidity Money Market Portfolio-Institutional Class.
(e)  Securities have been designated as collateral in an amount equal to $108,685,973 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $165,468,696 and the aggregate gross unrealized depreciation is $13,425,701, resulting in net unrealized appreciation of $152,042,995.




                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:


                                                                                UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT           MONTH AND YEAR           AMOUNT AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------
   252          Long        U.S. Treasury Notes 5 Year,      $ 28,476,000        $ 741,692
                                    March 2008
    29          Long               90 Day Euro$                 7,039,387          113,239
                                    March 2008
    20          Long               90 Day Euro$                 4,853,250           73,658
                                     June 2009
    13          Long               90 Day Euro$                 3,161,113           70,448
                                    March 2009
    28          Long        U.S. Treasury Notes 5 Year,         3,152,188           (3,643)
                                     June 2008
    12          Long               90 Day Euro$                 2,923,050           68,779
                                   December 2008
    25          Long           Swap Future 10 Year,             2,845,703          114,844
                                    March 2008
    13          Long        U.S. Treasury Notes 2 Year,         2,771,844           34,452
                                    March 2008
    11          Long               90 Day Euro$                 2,682,763           65,798
                                  September 2008
     9          Long               90 Day Euro$                 2,193,975           53,272
                                     June 2008
     1          Short              90 Day Euro$                  (240,725)          (2,937)
                                  September 2010
     3          Short              90 Day Euro$                  (723,225)          (9,375)
                                     June 2010
     4          Short              90 Day Euro$                  (965,850)         (13,350)
                                    March 2010
     5          Short              90 Day Euro$                (1,209,188)         (17,704)
                                   December 2009
     5          Short              90 Day Euro$                (1,211,188)         (18,508)
                                  September 2009
    83          Short      U.S. Treasury Bonds 20 Year,        (9,902,938)        (166,883)
                                    March 2008
   176          Short      U.S. Treasury Notes 10 Year,       (20,542,500)        (337,331)
                                    March 2008
                                                                                 ---------
             Net Unrealized Appreciation..................................       $ 766,451
                                                                                 =========





                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JANUARY 31, 2008:


                                             NOTIONAL                                       UNREALIZED
    SWAP COUNTERPARTY &         BUY/SELL      AMOUNT     INTEREST       TERMINATION        APPRECIATION
    REFERENCE OBLIGATION       PROTECTION     (000'S)      RATE             DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Goldman Sachs International
     Hartford Financial
    Services Group Inc.            Buy        $1,000       0.12 %    December 20, 2011        $18,012

Goldman Sachs International
      Motorola, Inc.               Buy           330       0.15      December 20, 2011         15,265

Goldman Sachs International
      Motorola, Inc.               Buy           670       0.157     December 20, 2011         30,824

Goldman Sachs International
    Union Pacific Corp.            Buy           500       0.20      December 20, 2011          6,331

Goldman Sachs International
        Chubb Corp.                Buy           950       0.10        March 20, 2012          11,998

Goldman Sachs International
         Dell Inc.                 Buy           495       0.22        March 20, 2012           5,439

   Citibank, NA, New York
       Covidien Ltd.               Buy           386       0.43        March 20, 2012          (1,061)

   Citibank, NA, New York
       Covidien Ltd.               Buy           200       0.43        March 20, 2012            (549)

   Citibank, NA, New York
   Tyco Electronics Ltd.           Buy           386       0.43        March 20, 2012           4,489

   Citibank, NA, New York
   Tyco Electronics Ltd.           Buy           200       0.43        March 20, 2012           2,322

   Citibank, NA, New York
   Tyco International Ltd          Buy           387       0.43        March 20, 2012           4,490

   Citibank, NA, New York
   Tyco International Ltd          Buy           200       0.43        March 20, 2012           2,323

    Bank of America N.A.
      Yum Brands Inc.              Buy           385       1.18        March 20, 2013          (5,512)

   Citibank, NA, New York
  Arrow Electronics Inc.           Buy           430       1.00        March 20, 2015          (1,123)

         Lehman Co.
       Goodrich Co.,               Buy           165       0.46        March 20, 2018            (110)

         Lehman Co.
       Goodrich Co.,               Buy           230       0.45        March 20, 2018              36

       JPMorgan Chase
       Nordstrom Inc               Buy           210       1.07        March 20, 2018          (1,260)

                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED) continued

                                             NOTIONAL                                       UNREALIZED
    SWAP COUNTERPARTY &         BUY/SELL      AMOUNT     INTEREST       TERMINATION        APPRECIATION
    REFERENCE OBLIGATION       PROTECTION     (000'S)      RATE             DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------

       JPMorgan Chase
       Nordstrom Inc               Buy        $  210       1.15 %      March 20, 2018         $(2,593)

      Bank of America
       Nordstrom Inc               Buy           250       1.03        March 20, 2018            (706)

Goldman Sachs International
     Sealed Air Corp.              Buy            80       1.24        March 20, 2018          (1,180)

Goldman Sachs International
     Sealed Air Corp.              Buy           165       1.08        March 20, 2018            (347)

      Bank of America
     Sealed Air Corp.              Buy           280       1.12        March 20, 2018              --

      Bank of America
     Sealed Air Corp.              Buy           140       1.08        March 20, 2018              --

Goldman Sachs International
       Goodrich Co.,               Buy           240       0.47        March 20, 2018              --

        Lehman Co.,
         Dow Jones                Sell           725       0.60      December 20, 2012             --

        Lehman Co.,
         Dow Jones                Sell           360       0.60      December 20, 2012           (200)

Goldman Sachs International
         Dow Jones                Sell           360       0.60      December 20, 2012           (107)
                                                                                              -------

                               Net Unrealized Appreciation............................        $86,781
                                                                                              =======



INTEREST RATE SWAP CONTRACTS OPEN AT JANUARY 31, 2008:


                                NOTIONAL         PAYMENTS              PAYMENTS
                                 AMOUNT          RECEIVED                MADE                TERMINATION        UNREALIZED
        COUNTERPARTY             (000'S)         BY FUND               BY FUND +                DATE           APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
   Citibank N.A. New York        $ 7,000    Fixed Rate 5.337%    Floating Rate 5.498%       May 24, 2017        $  617,960
JPMorgan Chase N.A. New York      13,000    Fixed Rate 5.34      Floating Rate 5.498        May 24, 2017         1,150,240
 Deutsche Bank AG, New York        5,500    Fixed Rate 5.388     Floating Rate 5.05         May 25, 2017           507,540
JPMorgan Chase N.A. New York       7,200    Fixed Rate 5.448     Floating Rate 5.061        May 29, 2017           695,880
   Citibank N.A. New York          5,500    Fixed Rate 5.448     Floating Rate 5.36        August 9, 2017          536,195
JPMorgan Chase N.A. New York       6,200    Fixed Rate 5.088     Floating Rate 5.725     September 11, 2017        415,462
   Citibank N.A. New York          8,500    Fixed Rate 5.238     Floating Rate 5.20      September 27, 2017        667,420
                                                                                                                ----------
                                Total Unrealized Appreciation..............................................     $4,590,697
                                                                                                                ==========




----------

+     Floating rate represents USD-3 months LIBOR




                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $552,316,868)
  (including $19,498,546 for securities loaned)................  $704,359,863
Investment in affiliate, at value (cost $164,139,395)..........   164,139,395
Unrealized appreciation on open swap contracts.................     4,692,226
Receivable for:
  Interest....................................................      1,393,272
  Periodic interest on swap contracts.........................        750,385
  Dividends from affiliate....................................        497,183
  Dividends...................................................        381,368
  Shares of beneficial interest sold..........................        376,575
  Principal paydowns..........................................         25,045
  Foreign withholding taxes reclaimed.........................         22,837
Prepaid expenses and other assets..............................       157,915
                                                                 ------------
  Total Assets................................................    876,796,064
                                                                 ------------
Liabilities:
Collateral on securities loaned at value.......................    19,617,981
Swap contracts collateral due to brokers.......................     5,466,309
Unrealized depreciation on open swap contracts.................        14,748
Payable for:
  Investments purchased.......................................     11,496,777
  Shares of beneficial interest redeemed......................        878,697
  Periodic interest on swap contracts.........................        499,139
  Distribution fee............................................        323,812
  Investment advisory fee.....................................        274,673
  Variation margin............................................         57,705
  Administration fee..........................................         57,267
  Transfer agent fee..........................................            807
Accrued expenses and other payables............................       240,460
                                                                 ------------
  Total Liabilities...........................................     38,928,375
                                                                 ------------
  Net Assets..................................................   $837,867,689
                                                                 ============
Composition of Net Assets:
Paid-in-capital................................................  $688,500,887
Net unrealized appreciation....................................   157,485,162
Accumulated undistributed net investment income................     3,676,307
Accumulated net realized loss..................................   (11,794,667)
                                                                 ------------
  Net Assets..................................................   $837,867,689
                                                                 ============
Class A Shares:
Net Assets.....................................................  $528,213,925
Shares Outstanding (unlimited authorized, $.01 par value)......    27,798,483
  Net Asset Value Per Share...................................         $19.00
                                                                       ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value).............         $20.05
                                                                       ======
Class B Shares:
Net Assets.....................................................  $226,306,201
Shares Outstanding (unlimited authorized, $.01 par value)......    11,867,896
  Net Asset Value Per Share...................................         $19.07
                                                                       ======
Class C Shares:
Net Assets.....................................................  $ 46,649,222
Shares Outstanding (unlimited authorized, $.01 par value)......     2,466,198
  Net Asset Value Per Share...................................         $18.92
                                                                       ======
Class D Shares:
Net Assets.....................................................  $ 36,698,341
Shares Outstanding (unlimited authorized, $.01 par value)......     1,928,465
  Net Asset Value Per Share...................................         $19.03
                                                                       ======





                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2008 (unaudited)


Net Investment Income:
Income
Dividends (net of $15,460 foreign withholding tax)..............  $  5,821,843
Interest........................................................     5,627,463
Dividends from affiliate........................................     3,997,708
Income from securities loaned -- net............................       162,543
                                                                  ------------
  Total Income.................................................     15,609,557
                                                                  ------------
Expenses
Investment advisory fee.........................................     1,942,599
Distribution fee (Class A shares)...............................       687,352
Distribution fee (Class B shares)...............................     1,296,655
Distribution fee (Class C shares)...............................       239,546
Transfer agent fees and expenses................................       516,787
Administration fee..............................................       370,019
Shareholder reports and notices.................................        91,017
Custodian fees..................................................        49,077
Professional fees...............................................        31,898
Registration fees...............................................        18,774
Trustees' fees and expenses.....................................         7,882
Other...........................................................        51,057
                                                                  ------------
  Total Expenses...............................................      5,302,663
Less: amounts waived/reimbursed.................................       (99,809)
Less: expense offset............................................        (3,235)
                                                                  ------------
  Net Expenses.................................................      5,199,619
                                                                  ------------
  Net Investment Income........................................     10,409,938
                                                                  ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.....................................................    30,328,085
Futures contracts...............................................       793,450
Option contracts................................................        12,302
Swap contract...................................................       237,719
                                                                  ------------
  Net Realized Gain............................................     31,371,556
                                                                  ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (50,950,042)
Futures contracts...............................................       487,317
Swap contract...................................................     5,182,756
Option contracts................................................       (21,697)
                                                                  ------------
  Net Change in Unrealized Appreciation/ Depreciation..........    (45,301,666)
                                                                  ------------
  Net Loss.....................................................    (13,930,110)
                                                                  ------------
Net Decrease....................................................  $ (3,520,172)
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                         FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                      JANUARY 31, 2008   JULY 31, 2007
                                                      ----------------   -------------
                                                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...............................    $  10,409,938     $ 21,101,645
Net realized gain...................................       31,371,556       53,008,977
Net change in unrealized appreciation/depreciation..      (45,301,666)      43,560,541
                                                        -------------     ------------
  Net Increase (Decrease)..........................        (3,520,172)     117,671,163
                                                        -------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares...................................        (7,083,832)     (13,305,019)
  Class B shares...................................        (2,287,067)      (5,310,954)
  Class C shares...................................          (454,527)        (816,602)
  Class D shares...................................          (936,291)      (1,770,149)
Net realized gain
  Class A shares...................................       (32,415,834)     (31,756,812)
  Class B shares...................................       (14,658,763)     (19,641,389)
  Class C shares...................................        (2,856,966)      (2,774,086)
  Class D shares...................................        (3,877,507)      (3,865,849)
                                                        -------------     ------------
  Total Dividends and Distributions................       (64,570,787)     (79,240,860)
                                                        -------------     ------------
Net increase (decrease) from transactions in shares
  of beneficial interest............................      (38,709,523)      21,575,852
                                                        -------------     ------------
  Net Increase (Decrease)..........................      (106,800,482)      60,006,155
Net Assets:
Beginning of period.................................      944,668,171      884,662,016
                                                        -------------     ------------
End of Period
(Including accumulated undistributed net investment
income of $3,676,307 and $4,028,086, respectively)..    $ 837,867,689     $944,668,171
                                                        =============     ============





                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid asked price; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

E. Options -- When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Fund.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

G. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Fund.

H. Securities Lending -- Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2008 were $19,498,546 and $19,617,981, respectively. The Fund received cash collateral which was subsequently invested in a Repurchase Agreement as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

I. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended January 31, 2008, remains subject to examination by taxing authorities.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

J. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

K. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreement
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion; and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Effective October 23, 2006, the Investment Adviser has agreed to cap the Fund's total operating expenses, to the extent that such total operating expenses exceed 0.92%, 1.67%, 1.64% and 0.67% for Class A, Class B, Class C and Class D, respectively, for a period of two years.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,855,728 at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,105, $122,598 and $2,756, respectively and received $74,419 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. For the six months ended January 31, 2008, advisory fees paid were reduced by $99,809 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $3,997,708 for the six months

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

ended January 31, 2008. During the six months ended January 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class aggregated $304,868,564 and $140,729,169, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2008 aggregated $169,465,962, and $269,240,502, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $32,233,908 and $81,689,738,

For the six months ended January 31, 2008, the Fund incurred brokerage commissions of $60,859 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $4,199. At January 31, 2008, the Fund had an accrued pension liability of $74,418, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX
                                                MONTHS ENDED                FOR THE YEAR
                                              JANUARY 31, 2008                  ENDED
                                         -------------------------          JULY 31, 2007
                                                (unaudited)          --------------------------
                                           SHARES        AMOUNT        SHARES         AMOUNT
                                         ----------   ------------   ----------   -------------
CLASS A SHARES
Sold...................................     322,386   $  6,592,257    1,494,411   $  30,597,552
Conversion from Class B................   1,211,487     24,765,647    2,399,784      49,119,583
Shares issued in connection with the
  acquisition of Morgan Stanley Total
  Return Trust.........................       --            --        2,069,354      42,587,852
Reinvestment of dividends and
  distributions........................   1,797,984     35,480,468    2,015,755      40,461,442
Redeemed...............................  (2,441,811)   (49,858,996)  (5,568,276)   (114,112,196)
                                         ----------   ------------   ----------   -------------
Net increase - Class A.................     890,046     16,979,376    2,411,028      48,654,233
                                         ----------   ------------   ----------   -------------
CLASS B SHARES
Sold...................................     401,113      8,204,866    1,037,429      21,297,748
Conversion to Class A..................  (1,207,403)   (24,765,647)  (2,392,595)    (49,119,583)
Shares issued in connection with the
  acquisition of Morgan Stanley Total
  Return Trust.........................       --            --        2,493,343      51,452,964
Reinvestment of dividends and
  distributions........................     747,511     14,797,544    1,086,761      21,872,588
Redeemed...............................  (1,468,279)   (29,976,673)  (4,124,820)    (84,802,154)
                                         ----------   ------------   ----------   -------------
Net decrease - Class B.................  (1,527,058)   (31,739,910)  (1,899,882)    (39,298,437)
                                         ----------   ------------   ----------   -------------
CLASS C SHARES
Sold...................................     165,590      3,352,404      328,572       6,694,874
Shares issued in connection with the
  acquisition of Morgan Stanley Total
  Return Trust.........................       --            --          259,866       5,327,801
Reinvestment of dividends and
  distributions........................     153,733      3,018,945      161,615       3,230,255
Redeemed...............................    (206,076)    (4,210,986)    (425,849)     (8,685,707)
                                         ----------   ------------   ----------   -------------
Net increase - Class C.................     113,247      2,160,363      324,204       6,567,223
                                         ----------   ------------   ----------   -------------
CLASS D SHARES
Sold...................................     231,852      4,700,869      449,278       9,204,592
Shares issued in connection with the
  acquisition of Morgan Stanley Total
  Return Trust.........................       --            --          234,923       4,839,680
Reinvestment of dividends and
  distributions........................     228,619      4,519,041      255,674       5,139,017
Redeemed...............................  (1,773,398)   (35,329,262)    (659,448)    (13,530,456)
                                         ----------   ------------   ----------   -------------
Net increase (decrease) - Class D......  (1,312,927)   (26,109,352)     280,427       5,652,833
                                         ----------   ------------   ----------   -------------
Net increase (decrease) in Fund........  (1,836,594)  $(38,709,523)   1,115,777   $  21,575,852
                                         ==========   ============   ==========   =============


Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments
For hedging and investment purposes, the Fund may engage in transactions in listed and over-the counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued


backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2007, the Fund had a net capital loss carryforward of $21,695,764 of which $16,985,549 will expire on July 31, 2009 and $4,710,215 will expire on July 31, 2010 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Total Return Trust ("Total Return"), the fund obtained a net capital loss carryforward of $249,441,388 from Total Return. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of July 31, 2007, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

9. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2008 (UNAUDITED) continued

10. Fund Acquisition
On October 23, 2006, the Fund acquired all the net assets of Morgan Stanley Total Return based on the respective valuations as of the close of business on October 20, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Total Return on September 27, 2006. The acquisition was accomplished by a tax-free exchange of 2,069,354 Class A shares of the Fund at a net asset value of $20.58 per share for 2,243,799 Class A shares of Total Return; 2,493,343 Class B shares of the Fund at a net asset value of $20.64 per share for 2,896,038 Class B shares of Total Return; 259,866 Class C shares of the Fund at a net asset value of $20.50 per share for 300,296 Class C shares of Total Return; and 234,923 Class D shares of the Fund at a net asset value of $20.60 per share for 249,583 Class D shares of Total Return . The net assets of the Fund and Total Return immediately before the acquisition were $892,922,870 and $104,208,298, respectively, including unrealized appreciation of $13,712,685 for Total Return. Immediately after the acquisition, the combined net assets of the Fund amounted to $997,131,168.

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                 FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     --------------------------------------------------
                                               JANUARY 31, 2008     2007       2006       2005       2004      2003
                                               ----------------   --------   --------   --------   -------   -------
                                                  (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $20.57         $19.74     $18.31     $16.28    $14.72    $13.53
                                                     ------         ------     ------     ------    ------    ------

Income (loss) from investment operations:
  Net investment income++...................           0.26           0.50       0.34       0.27      0.20      0.14
  Net realized and unrealized gains (loss)..          (0.33)          2.07       1.40       2.03      1.58      1.21
                                                     ------          -----      -----      -----     -----     -----

Total income (loss) from investment
operations..................................          (0.07)          2.57       1.74       2.30      1.78      1.35
                                                     -------         -----      -----      -----     -----     -----

Less dividends and distributions from:
  Net investment income.....................          (0.27)         (0.51)     (0.31)     (0.27)    (0.22)    (0.16)
  Net realized gain.........................          (1.23)         (1.23)      --         --        --        --
                                                     ------         ------      -----      -----     -----     -----

Total dividends and distributions............         (1.50)         (1.74)     (0.31)     (0.27)    (0.22)    (0.16)
                                                     ------         ------     ------     ------    ------    ------

Net asset value, end of period...............        $19.00         $20.57     $19.74     $18.31    $16.28    $14.72
                                                     ======         ======     ======     ======    ======    ======

Total Return+................................         (0.53)%(1)     13.30%      9.60%     14.23%    12.10%    10.11%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          0.89 %(2)(4)   0.92%      0.93%      0.93%     0.95%     0.93%

Net investment income........................          2.48 %(2)(4)   2.44%      1.78%      1.48%     1.24%     0.95%

Supplemental Data:
Net assets, end of period, in thousands......      $528,214       $553,395   $483,553   $510,016   $58,968   $53,951

Portfolio turnover rate......................            24 %(1)        42%        43%        48%       42%      124%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not Annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of 0.02%.




                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                      FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED        ------------------------------------------------------
                                               JANUARY 31, 2008       2007        2006        2005        2004        2003
                                               ----------------      ------      ------      ------      ------      ------
                                                  (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........       $20.63           $19.79      $18.36      $16.29      $14.73      $13.54
                                                    ------           ------      ------      ------      ------      ------

Income (loss) from investment operations:
  Net investment income++...................          0.18             0.35        0.19        0.11        0.08        0.02
  Net realized and unrealized gain (loss)...         (0.32)            2.07        1.41        2.08        1.58        1.22
                                                    ------           ------      ------      ------      ------      ------

Total income (loss) from investment
operations..................................         (0.14)            2.42        1.60        2.19        1.66        1.24
                                                    ------           ------      ------      ------      ------      ------

Less dividends and distributions from:
  Net investment income.....................         (0.19)           (0.35)      (0.17)      (0.12)      (0.10)      (0.05)
  Net realized gain.........................         (1.23)           (1.23)       --          --          --          --
                                                    ------           ------      ------      ------      ------      ------

Total dividends and distributions............        (1.42)           (1.58)      (0.17)      (0.12)      (0.10)      (0.05)
                                                    ------           ------      ------      ------      ------      ------

Net asset value, end of period...............       $19.07           $20.63      $19.79      $18.36      $16.29      $14.73
                                                    ======           ======      ======      ======      ======      ======

Total Return+................................        (0.92)%(1)       12.50 %      8.72 %     13.49 %     11.24 %      9.20 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......         1.64 %(2)(4)     1.67 %      1.68 %      1.68 %      1.71 %      1.73 %

Net investment income........................         1.73 %(2)(4)     1.69 %      1.03 %      0.73 %      0.48 %      0.15 %

Supplemental Data:
Net assets, end of period, in millions.......         $226             $276        $303        $398        $971      $1,042

Portfolio turnover rate......................           24 %(1)          42 %        43 %        48 %        42 %       124 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not Annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of 0.02%.




                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     -----------------------------------------------
                                               JANUARY 31, 2008     2007      2006      2005      2004      2003
                                               ----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $20.48        $19.66    $18.24    $16.21    $14.66    $13.46
                                                     ------        ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income++...................           0.18          0.35      0.20      0.13      0.08      0.03
  Net realized and unrealized gain (loss)...          (0.32)         2.06      1.40      2.04      1.57      1.21
                                                     ------         -----     -----     -----     -----     -----

Total income (loss) from investment
operations..................................          (0.14)         2.41      1.60      2.17      1.65      1.24
                                                     -------        -----     -----     -----     -----     -----

Less dividends and distributions from:
  Net investment income.....................          (0.19)        (0.36)    (0.18)    (0.14)    (0.10)    (0.04)
  Net realized gain.........................          (1.23)        (1.23)     --        --        --        --
                                                     ------        ------     -----     -----     -----     -----

Total dividends and distributions............         (1.42)        (1.59)    (0.18)    (0.14)    (0.10)    (0.04)
                                                     ------        ------    ------    ------    ------    ------

Net asset value, end of period...............        $18.92        $20.48    $19.66    $18.24    $16.21    $14.66
                                                     ======        ======    ======    ======    ======    ======
Total Return+................................         (0.89)%(1)    12.47 %    8.79 %   13.44 %   11.25 %    9.09 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          1.62 %(2)(4)  1.64 %(5) 1.64 %    1.65 %    1.71 %    1.73 %

Net investment income........................          1.75 %(2)(4)  1.72 %(5) 1.07 %    0.76 %    0.48 %    0.15 %

Supplemental Data:
Net assets, end of period, in thousands......       $46,649       $48,192   $39,887   $41,621   $41,697   $36,351

Portfolio turnover rate......................            24 %(1)       42 %      43 %      48 %      42 %     124 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not Annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of 0.02%.
(5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.67% and 1.69%, respectively.




                        See Notes to Financial Statements

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                 MONTHS ENDED     -----------------------------------------------
                                               JANUARY 31, 2008     2007      2006      2005      2004      2003
                                               ----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $20.59        $19.76    $18.34    $16.29    $14.73    $13.55
                                                     ------        ------    ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income++...................           0.28          0.55      0.39      0.30      0.24      0.16
  Net realized and unrealized gain (loss)...          (0.32)         2.07      1.39      2.06      1.58      1.21
                                                     ------         -----     -----     -----     -----     -----

Total income (loss) from investment
operations..................................          (0.04)         2.62      1.78      2.36      1.82      1.37
                                                     -------        -----     -----     -----     -----     -----

Less dividends and distributions from:
  Net investment income.....................          (0.29)        (0.56)    (0.36)    (0.31)    (0.26)    (0.19)
  Net realized gain.........................          (1.23)        (1.23)     --        --        --        --
                                                     ------        ------     -----     -----     -----     -----
Total dividends and distributions............         (1.52)        (1.79)    (0.36)    (0.31)    (0.26)    (0.19)
                                                     ------        ------    ------    ------    ------    ------

Net asset value, end of period...............        $19.03        $20.59    $19.76    $18.34    $16.29    $14.73
                                                     ------        ------    ------    ------    ------    ------

Total Return+................................         (0.40)%(1)    13.62%     9.80 %   14.60 %   12.37 %   10.25%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......          0.64 %(2)(4)  0.67%     0.68 %    0.68 %    0.71 %    0.73%

Net investment income........................          2.73 %(2)(4)  2.69%     2.03 %    1.73 %    1.48 %    1.15%

Supplemental Data:
Net assets, end of period, in thousands......       $36,698       $66,753   $58,521   $58,707   $60,177   $61,423

Portfolio turnover rate......................            24 %(1)       42%       43 %      48 %      42 %     124%



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not Annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of 0.02%.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Strategist Fund



Semiannual Report
January 31, 2008




                                                                               1


SRTSAN
IU08-0151OP-Y01/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3